SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Statements of Operations and Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Revenue	$ 48,375		$ 144,863	$ 450,634
Operating Expenses:
Payroll, payroll taxes, and others	1,792,080		572,240	1,370,972
Professional fees	453,846		525,625	555,657
Depreciation and amortization	75,501		76,246	36,243
Allowance (recovery) for trade receivable	134,960		(159,509)	165,464
Other general and administrative	381,903		454,355	261,610
Total Operating Expenses	2,838,290		1,469,020	2,400,165
Other Income (Expense):
Loss on disposal of assets	(1,369)		(12)	10,954
Gain on foreign currency transactions	80,603		18,762	43,548
Gain on deconsolidation	14,404			(240,431)
Loss on valuation of warrants	(493,274)
Other income	346		139,320	16,011
Total Other (Expense) Income	(399,290)		174,546	(201,533)
Loss From Operations	(2,789,915)		(1,324,157)	(1,949,531)
Loss Before Income Tax	(3,189,205)		(1,149,611)	(2,151,064)
Income tax			(10,835)	(3,020)
Net Loss	$ (3,189,205)		$ (1,160,446)	$ (2,154,084)
Net loss per ordinary share - basic (in dollars per share) | $ / shares	$ (0.22)		$ (0.1)	$ (0.18)
Net loss per ordinary share - diluted (in dollars per share) | $ / shares	$ (0.22)		$ (0.1)	$ (0.18)
Weighted-average shares outstanding, basic (in shares) | shares	14,688,872	14,688,872	11,675,216	11,675,216
Weighted-average shares outstanding, diluted (in shares) | shares	14,688,872	14,688,872	11,675,216	11,675,216
Comprehensive Income (Loss):
Net Income (Loss)	$ (3,189,205)		$ (1,160,446)	$ (2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(145,553)		108,520	(101,200)
Total other comprehensive loss	(3,334,758)		$ (1,051,926)	$ (2,255,284)
Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Other Income (Expense):
Gain on deconsolidation	126,636	¥ 911,232
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Revenue	48,375
Operating Expenses:
Payroll, payroll taxes, and others	1,792,080
Professional fees	453,846
Depreciation and amortization	75,501
Allowance (recovery) for trade receivable	134,960
Other general and administrative	381,903
Total Operating Expenses	2,838,290
Other Income (Expense):
Loss on disposal of assets	(1,369)
Gain on foreign currency transactions	80,603
Gain on deconsolidation	141,040
Loss on valuation of warrants	(493,274)
Other income	346
Total Other (Expense) Income	(272,654)
Loss From Operations	(2,789,915)
Loss Before Income Tax	(3,062,569)
Net Loss	$ (3,062,569)
Net loss per ordinary share - basic (in dollars per share) | $ / shares	$ (0.21)
Net loss per ordinary share - diluted (in dollars per share) | $ / shares	$ (0.21)
Weighted-average shares outstanding, basic (in shares) | shares	14,688,872	14,688,872
Weighted-average shares outstanding, diluted (in shares) | shares	14,688,872	14,688,872
Comprehensive Income (Loss):
Net Income (Loss)	$ (3,062,569)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(147,352)
Total other comprehensive loss	(3,209,921)
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Other Income (Expense):
Gain on deconsolidation	126,636
Total Other (Expense) Income	126,636
Loss Before Income Tax	126,636
Net Loss	$ 126,636
Net loss per ordinary share - basic (in dollars per share) | $ / shares	$ 0.01
Net loss per ordinary share - diluted (in dollars per share) | $ / shares	$ 0.01
Comprehensive Income (Loss):
Net Income (Loss)	$ 126,636
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(1,799)
Total other comprehensive loss	$ 124,837